Investments	12 Months Ended
Mar. 31, 2013
Investments

3. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	32,629,290	29,428	12,064	32,646,654
Japanese local gov’t bonds	269,434	3,222	90	272,566
U.S. Treasury bonds and federal agency securities	101,205	310	79	101,436
Other foreign gov’t bonds	443,836	969	262	444,543
Agency mortgage-backed securities (Note)	971,799	9,381	896	980,284
Residential mortgage-backed securities	564,152	10,375	3,261	571,266
Commercial mortgage-backed securities	338,393	2,828	10,949	330,272
Japanese corporate bonds and other debt securities	2,560,049	32,066	14,518	2,577,597
Foreign corporate bonds and other debt securities	525,978	18,139	2,174	541,943
Equity securities (marketable)	1,832,468	964,700	4,753	2,792,415

Total	40,236,604	1,071,418	49,046	41,258,976

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,800,614	14,587	62	1,815,139
Japanese corporate bonds	1,001	—	—	1,001

Total	1,801,615	14,587	62	1,816,140

2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	30,709,499	79,378	5,677	30,783,200
Japanese local gov’t bonds	239,695	4,109	47	243,757
U.S. Treasury bonds and federal agency securities	177,438	623	36	178,025
Other foreign gov’t bonds	596,305	1,914	94	598,125
Agency mortgage-backed securities (Note)	986,646	20,496	1,429	1,005,713
Residential mortgage-backed securities	430,325	13,889	2,131	442,083
Commercial mortgage-backed securities	246,169	7,487	3,528	250,128
Japanese corporate bonds and other debt securities	2,197,270	22,582	5,288	2,214,564
Foreign corporate bonds and other debt securities	542,958	17,768	1,803	558,923
Equity securities (marketable)	1,699,475	1,440,102	144	3,139,433

Total	37,825,780	1,608,348	20,177	39,413,951

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,000,403	20,023	82	3,020,344

Total	3,000,403	20,023	82	3,020,344

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012, and ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2013 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	13,345,014	13,349,365	100,032	100,770
Due after one year through five years	16,120,370	16,166,503	2,900,371	2,919,574
Due after five years through ten years	5,058,100	5,115,719	—	—
Due after ten years	1,602,821	1,642,931	—	—

Total	36,126,305	36,274,518	3,000,403	3,020,344

In accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”), for debt securities, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. For equity securities, if an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.

For the fiscal years ended March 31, 2011, 2012 and 2013, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥77,042 million, ¥117,029 million and ¥76,393 million, respectively, of which ¥12,394 million, ¥7,238 million and ¥4,085 million, respectively, were on debt securities and ¥64,648 million, ¥109,791 million and ¥72,308 million, respectively, were on equity securities. No impairment losses were recorded on held-to-maturity securities for the periods.

The other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. There has never been any amount related to credit losses recognized in earnings on debt securities where a portion of other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses for equity securities were mainly attributable to the decline in the fair value of Japanese equity securities. Certain equity securities were determined not to be other-than-temporarily impaired as the length of time that their fair values were below their costs were reasonably short and/or the impairments were immaterial in amount.

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,325,775	3,501	683,322	8,563	13,009,097	12,064
Japanese local gov’t bonds	25,251	80	5,743	10	30,994	90
U.S. Treasury bonds and federal agency securities	40,503	79	—	—	40,503	79
Other foreign gov’t bonds	205,750	227	7,312	35	213,062	262
Agency mortgage-backed securities (1)	229,915	628	102,451	268	332,366	896
Residential mortgage-backed securities	39,480	544	153,112	2,717	192,592	3,261
Commercial mortgage-backed securities	6,639	41	192,865	10,908	199,504	10,949
Japanese corporate bonds and other debt securities	477,021	1,725	292,956	12,793	769,977	14,518
Foreign corporate bonds and other debt securities	103,500	619	93,087	1,555	196,587	2,174
Equity securities (marketable)	61,355	4,388	2,039	365	63,394	4,753

Total	13,515,189	11,832	1,532,887	37,214	15,048,076	49,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	49,950	62	—	—	49,950	62

Total	49,950	62	—	—	49,950	62

2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,059,495	1,520	406,684	4,157	5,466,179	5,677
Japanese local gov’t bonds	27,243	47	—	—	27,243	47
U.S. Treasury bonds and federal agency securities	69,168	36	—	—	69,168	36
Other foreign gov’t bonds	207,942	94	—	—	207,942	94
Agency mortgage-backed securities (2)	90,832	1,429	—	—	90,832	1,429
Residential mortgage-backed securities	12,778	9	122,363	2,122	135,141	2,131
Commercial mortgage-backed securities	7,159	111	122,588	3,417	129,747	3,528
Japanese corporate bonds and other debt securities	88,146	333	222,516	4,955	310,662	5,288
Foreign corporate bonds and other debt securities	54,599	114	65,417	1,689	120,016	1,803
Equity securities (marketable)	8,488	128	699	16	9,187	144

Total	5,625,850	3,821	940,267	16,356	6,566,117	20,177

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,730	82	—	—	199,730	82

Total	199,730	82	—	—	199,730	82

Notes:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Agency mortgage-backed securities presented in the above table represent U.S. agency securities.

The unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2013 were attributed mainly to Japanese government bonds, RMBS, CMBS, and Japanese corporate bonds and other debt securities. The MHFG Group did not intend to sell those securities and it was not more likely than not that the Group would be required to sell them before recovery of their amortized cost basis. Those securities were not considered other-than-temporarily impaired. As to RMBS, CMBS, and Japanese corporate bonds and other debt securities with similar credit risks as the other-than-temporarily impaired securities, the Group determined that it was expected to recover their entire amortized cost basis, after considering various factors such as the extent to which their fair values were below their amortized costs, the external and/or internal ratings and the present values of cash flows expected to be collected. As to Japanese government bonds, since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates, their entire amortized cost basis was expected to be collected.

For the fiscal years ended March 31, 2011, 2012 and 2013, gross realized gains on sales of available-for-sale securities were ¥194,908 million, ¥100,371 million and ¥193,298 million, respectively, and gross realized losses on those sales were ¥40,376 million, ¥28,840 million and ¥21,422 million, respectively.

Other investments

The following table summarizes the composition of other investments:

	2012	2013
	(in millions of yen)
Equity method investments	231,730	225,696
Investments held by consolidated investment companies	190,343	75,780
Other equity interests	560,816	536,659

Total other investments	982,889	838,135

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities carried at ¥59,703 million and ¥68,289 million, at March 31, 2012 and 2013, respectively. The aggregated market values of those marketable equity securities were ¥60,661 million and ¥111,543 million, respectively. These amounts included an investment in the Joint Stock Commercial Bank for Foreign Trade of Vietnam, which was made in December 2011.

On September 22, 2010, the MHFG Group converted certain preferred shares of Orient Corporation (“Orico”) into the common shares of Orico. As a result of the effective acquisition of such common shares, the Group’s proportionate share to the total outstanding common shares of Orico increased to 27.1%. Since then, the Group’s investments in common shares of Orico have been classified as equity method investments. The Group’s proportionate share as of March 31, 2013 was 24.6%. Retroactive application of the equity method of accounting to the investments in Orico did not have a material effect on the Group’s consolidated results of operations, financial condition, or retained earnings. The Group and a certain third party still hold convertible preferred shares of Orico, and if fully converted, the Group’s proportionate share to the total outstanding common shares of Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies for which it has control either through ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, for which the MHFG Group has neither significant influence nor control over the investees. These securities are stated at acquisition cost, with other-than-temporary impairment, if any, included in earnings. The fair values of these securities at March 31, 2012 and 2013 were not readily determinable. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.